Share capital, share premium and transaction costs on new equity instruments - Schedule of Movement of Share Capital and Share Premium (Details) - EUR (€)								1 Months Ended	12 Months Ended
	Oct. 18, 2023	Oct. 03, 2023	Aug. 10, 2023	Jun. 09, 2023	Apr. 15, 2022	Mar. 22, 2022	Mar. 16, 2022	Oct. 18, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)									267,177,592	190,270,211
Par value per share (in EUR per share)					€ 0.12	€ 0.12	€ 0.12			€ 0.12
Beginning balance									€ 27,758,000	€ (76,652,000)	€ (73,744,000)
Transaction costs									0	0	(1,059,000)
Share Capital increase on conversion (in shares)							235,935,061
Increase (decrease) through exchange of ordinary shares (in shares)							14,907,582
Equity contribution (Spartan shareholders)							€ 87,597,000			87,597,000
Shares issued in the period (in shares)						2,500,000	12,500,000
Equity contribution (PIPE financing)									(955,000)
Private Placement Warrants exercise (in shares)					1,334,949
Equity contribution (Private placement warrants exercise)									7,569,000	13,854,000
Increase (decrease) through share-based payment transactions, equity									€ 11,032,000	€ 82,569,000	€ 291,837,000
Number of shares issued (in shares)									271,010,790	267,177,592	190,270,211
Ending balance									€ (79,322,000)	€ 27,758,000	€ (76,652,000)
Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)	€ 0.12	€ 0.12						€ 0.12
Shares issued in the period (in shares)	159,712	2,996,918						3,156,630
IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)				€ 0.12
Shares issued in the period (in shares)				9,600
Increase (decrease) through share-based payment transactions, equity									1,000
RSU
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share)			€ 0.12
Shares issued in the period (in shares)			666,968
Increase (decrease) through share-based payment transactions, equity									€ 0
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares)									100	100
Par value per share (in EUR per share)							€ 1.00			€ 1.00	€ 1.00
Shareholder loan to equity conversion (in shares)							2
Number of shares issued in the fee agreement (in shares)							22
Number of shares exchanged for shares in new company (in share)							(124)
Number of shares issued (in shares)							124			100	100
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance									€ 32,061,000	€ 1,000	€ 1,000
Equity contribution (Allego Holding shareholders)							€ 28,311,000
Equity contribution (Spartan shareholders)							1,789,000			1,789,000
Equity contribution (PIPE financing)						€ 300,000	1,500,000		0
Equity contribution (Private placement warrants exercise)					€ 160,000				379,000	160,000
Ending balance									32,521,000	32,061,000	1,000
Share capital | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (Private placement warrants exercise)	€ 19,000	€ 360,000						€ 379,000
Share capital | IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through share-based payment transactions, equity				€ 1,000					1,000
Share capital | RSU
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through share-based payment transactions, equity			€ 80,000						80,000
Share capital | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance									1,000	1,000
Equity contribution (PIPE financing)							22
Ending balance							1,000			1,000	1,000
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance									365,900,000	61,888,000	36,947,000
Transaction costs									(955,000)		(1,059,000)
Equity contribution (Allego Holding shareholders)							(28,311,000)
Equity contribution (Spartan shareholders)							85,808,000			85,808,000
Equity contribution (PIPE financing)						€ 22,375,000	108,515,000		(955,000)
Equity contribution (Private placement warrants exercise)					€ 13,694,000				7,190,000	13,694,000
Ending balance									372,135,000	365,900,000	61,888,000
Share premium | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (Private placement warrants exercise)	€ 252,000	€ 6,938,000						€ 7,190,000
Share premium | IPO
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through share-based payment transactions, equity									0
Share premium | RSU
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through share-based payment transactions, equity									0
Share premium | Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Beginning balance									€ 61,888,000	36,947,000
Share premium contribution										26,000,000
Transaction costs										(1,059,000)
Equity contribution (Allego Holding shareholders)							101,931,000
Ending balance							€ 163,819,000			€ 61,888,000	€ 36,947,000